Stock-Based Compensation (Stock Options, Other Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Cash received from stock option exercises	$ 91	$ 21	$ 142
Tax benefit of stock option exercises	36	14	74
Intrinsic value of stock option exercises	$ 96	$ 37	$ 192